Summary of significant accounting policies (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Technical know-how component shareholder	Dec. 31, 2013 Customer relationship	Dec. 31, 2013 Purchased software and others Minimum	Dec. 31, 2013 Purchased software and others Maximum
Intangible assets, net
Number of shareholders contributing technical know-how related to the commercial production process of photovoltaic solar cells							1
Number of components of technical know-how related to the commercial production process of photovoltaic solar cells							1
Useful life							8 years	5 years	3 years	10 years
Prepaid land use rights
Land use rights, lease term					40 years	50 years
Income taxes
Percentage of likelihood of realization of recognized tax benefit	50.00%	50.00%
Uncertain tax positions	$ 0		$ 0	$ 0
Revenue recognition
Contract loss related to engineering, procurement and construction services	0		0	0
Cost of revenue
Countervailing duty required to be paid (as a percent)	15.24%	15.24%
Antidumping duty required to be paid (as a percent)	13.94%	13.94%
Project assets
Project assets - Modules cost		39,341
Project assets - Development cost		7,245
Project assets - Others		1,160
Total Project assets		47,746
Impairment of project assets		0